TRADE ACCOUNTS RECEIVABLE - Rollforward of the expected credit losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Rollforward of the expected credit losses
Opening balance	R$ (105,989)	R$ (91,258)
Additions	(65,085)	(89,552)
Reversals	33,666	33,492
Write-offs	42,355	41,329
Closing balance	(95,053)	(105,989)
Trade accounts receivable
Rollforward of the expected credit losses
Opening balance	(21,109)	(34,763)
Additions	(38,775)	(5,228)
Reversals	3,573	3,576
Write-offs	24,230	12,355
Exchange rate variation	119	2,951
Closing balance	R$ (31,962)	R$ (21,109)